Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	¥ 2,470	¥ 5,605
Total current assets	2,470	5,605
Total equity securities, non-current	1,048,127	1,073,390
Total non-current assets	1,048,127	1,073,390
Total assets	1,050,597	1,078,995
Current derivative liabilities	4,770	950
Total current liabilities	4,770	950
Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	2,470	5,605
Current derivative liabilities	4,770	950
Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,048,127	1,073,390
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,048,127	1,073,390
Total non-current assets	1,048,127	1,073,390
Total assets	1,048,127	1,073,390
Level 1 | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	1,048,127	1,073,390
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	2,470	5,605
Total current assets	2,470	5,605
Total assets	2,470	5,605
Current derivative liabilities	4,770	950
Total current liabilities	4,770	950
Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	2,470	5,605
Current derivative liabilities	¥ 4,770	¥ 950